Vanguard Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.7%)
Diversified REITs (3.3%)
	WP Carey Inc.	7,940,216	594,643
	VEREIT Inc.	9,887,058	472,997
	STORE Capital Corp.	11,295,274	404,258
*	Colony Capital Inc.	21,786,948	152,509
	PS Business Parks Inc.	932,680	151,439
	Essential Properties Realty Trust Inc.	4,733,913	123,981
	Washington REIT	3,725,789	86,513
	American Assets Trust Inc.	2,317,562	81,230
	Global Net Lease Inc.	4,047,046	77,703
	Empire State Realty Trust Inc. Class A	6,573,097	74,868
[1]	iStar Inc.	3,348,772	61,986
	Alexander & Baldwin Inc.	3,106,621	56,944
	Armada Hoffler Properties Inc.	2,618,796	35,694
	Gladstone Commercial Corp.	1,551,706	32,648
	One Liberty Properties Inc.	742,486	18,466
			2,425,879
Health Care REITs (7.6%)
	Welltower Inc.	18,890,946	1,417,388
	Ventas Inc.	16,953,818	940,259
	Healthpeak Properties Inc.	24,368,321	836,808
	Medical Properties Trust Inc.	25,957,972	572,373
	Omega Healthcare Investors Inc.	10,277,734	390,554
	Healthcare Trust of America Inc. Class A	9,899,460	290,747
	Healthcare Realty Trust Inc.	6,156,237	197,985
	Physicians Realty Trust	9,421,953	176,473
	Sabra Health Care REIT Inc.	9,378,956	170,416
	National Health Investors Inc.	2,027,580	148,845
	CareTrust REIT Inc.	4,331,319	104,731
	LTC Properties Inc.	1,774,998	75,491
	Community Healthcare Trust Inc.	1,006,197	51,235
	Diversified Healthcare Trust	10,773,948	47,567
	Universal Health Realty Income Trust	592,341	39,657
	Global Medical REIT Inc.	2,564,315	36,823
	New Senior Investment Group Inc.	3,754,732	24,856
			5,522,208
Hotel & Resort REITs (3.0%)
*	Host Hotels & Resorts Inc.	31,927,922	579,811
	MGM Growth Properties LLC Class A	6,808,290	245,235
*	Park Hotels & Resorts Inc.	10,660,566	237,837
*	Ryman Hospitality Properties Inc.	2,363,630	185,900
	Apple Hospitality REIT Inc.	9,594,844	152,174

		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	5,922,454	141,428
*	Sunstone Hotel Investors Inc.	9,752,466	128,343
	RLJ Lodging Trust	7,463,607	120,463
*	Xenia Hotels & Resorts Inc.	5,146,266	99,992
*	DiamondRock Hospitality Co.	9,029,872	94,091
	Service Properties Trust	7,459,551	91,864
*	Summit Hotel Properties Inc.	4,777,890	48,591
*	Chatham Lodging Trust	2,127,555	29,509
*	CorePoint Lodging Inc.	1,839,635	18,378
*	Hersha Hospitality Trust Class A	1,579,356	18,257
			2,191,873
Industrial REITs (9.4%)
	Prologis Inc.	33,459,717	3,899,061
	Duke Realty Corp.	16,834,887	783,159
	Americold Realty Trust	9,275,836	374,651
	Rexford Industrial Realty Inc.	5,606,145	311,421
	First Industrial Realty Trust Inc.	5,844,784	290,895
	EastGroup Properties Inc.	1,791,642	284,262
	STAG Industrial Inc.	6,752,598	246,537
	Terreno Realty Corp.	3,093,841	199,615
	Innovative Industrial Properties Inc.	1,003,392	183,751
	Lexington Realty Trust	12,540,326	153,494
	Monmouth Real Estate Investment Corp.	4,213,890	77,873
	Industrial Logistics Properties Trust	2,954,211	73,264
			6,877,983
Office REITs (6.6%)
	Alexandria Real Estate Equities Inc.	6,108,659	1,106,278
	Boston Properties Inc.	6,693,398	731,923
	Vornado Realty Trust	7,361,761	336,801
	Kilroy Realty Corp.	4,697,255	321,950
	Douglas Emmett Inc.	7,935,165	266,145
	Cousins Properties Inc.	6,722,808	246,525
	SL Green Realty Corp.	3,293,477	243,750
	Highwoods Properties Inc.	4,709,254	210,927
	Hudson Pacific Properties Inc.	6,884,486	193,523
	JBG SMITH Properties	5,402,184	176,165
	Equity Commonwealth	5,497,867	158,339
	Corporate Office Properties Trust	5,075,153	142,307
	Piedmont Office Realty Trust Inc. Class A	5,702,237	106,176
	Brandywine Realty Trust	7,713,695	104,366
	Columbia Property Trust Inc.	5,180,393	93,299
	Paramount Group Inc.	7,985,368	84,725
	Easterly Government Properties Inc.	3,673,901	78,732
	Mack-Cali Realty Corp.	4,104,571	67,151
	Office Properties Income Trust	2,186,953	60,688
	Franklin Street Properties Corp.	4,852,468	25,621
	City Office REIT Inc.	1,958,165	21,403
*,2	New York REIT Liquidating LLC	1,208	15
			4,776,809
Other (11.9%)[3]
[4,5]	Vanguard Real Estate II Index Fund	362,947,324	8,683,404
Residential REITs (12.1%)
	Equity Residential	16,548,517	1,228,396
	AvalonBay Communities Inc.	6,318,635	1,213,178
	Invitation Homes Inc.	25,368,787	889,430
	Essex Property Trust Inc.	2,951,252	857,398

		Shares	Market Value ($000)
	Mid-America Apartment Communities Inc.	5,176,350	814,395
	Sun Communities Inc.	4,868,279	812,175
	UDR Inc.	13,330,683	619,210
	Equity LifeStyle Properties Inc.	7,836,603	543,860
	Camden Property Trust	4,408,985	531,195
	American Homes 4 Rent Class A	12,860,586	476,356
	Apartment Income REIT Corp.	6,742,003	304,401
	American Campus Communities Inc.	6,233,714	281,826
	Independence Realty Trust Inc.	4,290,702	72,255
	Apartment Investment & Management Co. Class A	6,731,506	46,717
	NexPoint Residential Trust Inc.	890,168	44,651
	Centerspace	586,879	41,310
	UMH Properties Inc.	1,698,974	36,579
	Preferred Apartment Communities Inc. Class A	2,255,929	23,011
			8,836,343
Retail REITs (8.7%)
	Simon Property Group Inc.	14,453,908	1,759,619
	Realty Income Corp.	15,886,314	1,098,539
	Regency Centers Corp.	7,683,195	489,112
	Kimco Realty Corp.	19,583,979	411,264
	Federal Realty Investment Trust	3,254,252	367,210
	National Retail Properties Inc.	7,867,071	365,189
	Brixmor Property Group Inc.	13,432,578	300,084
	Spirit Realty Capital Inc.	4,923,281	234,053
	Weingarten Realty Investors	5,508,861	178,157
	Agree Realty Corp.	2,505,491	176,286
	Retail Properties of America Inc. Class A	9,692,198	113,689
	SITE Centers Corp.	6,993,989	103,161
	Urban Edge Properties	5,281,414	99,555
	Retail Opportunity Investments Corp.	5,340,880	93,999
	Acadia Realty Trust	3,901,605	81,505
	Kite Realty Group Trust	3,808,525	79,255
[1]	Tanger Factory Outlet Centers Inc.	4,228,207	73,782
	Macerich Co.	5,073,897	69,969
	Getty Realty Corp.	1,644,871	51,945
	American Finance Trust Inc. Class A	4,919,993	49,249
	RPT Realty	3,660,796	46,529
	Alexander's Inc.	103,980	28,827
	Saul Centers Inc.	635,191	27,428
	Urstadt Biddle Properties Inc. Class A	1,342,020	24,384
*,1	Seritage Growth Properties Class A	1,265,379	21,765
	Whitestone REIT	1,745,641	17,055
	Retail Value Inc.	764,462	14,242
*,1	Washington Prime Group Inc.	268,492	660
*,2	Spirit MTA REIT	2,071,263	554
	Urstadt Biddle Properties Inc.	16,032	232
			6,377,298
Specialized REITs (33.1%)
	American Tower Corp.	20,106,491	5,122,531
	Crown Castle International Corp.	19,271,695	3,643,507
	Equinix Inc.	4,008,111	2,888,886
	Public Storage	7,121,510	2,002,284
	Digital Realty Trust Inc.	12,431,270	1,918,269
	SBA Communications Corp.	5,029,325	1,507,389
	Weyerhaeuser Co.	33,791,502	1,310,096
	Extra Space Storage Inc.	5,849,005	869,688
	VICI Properties Inc.	24,290,564	770,011

		Shares	Market Value ($000)
[1]	Iron Mountain Inc.	13,045,162	523,372
	Gaming & Leisure Properties Inc.	9,888,405	459,712
	CyrusOne Inc.	5,452,582	397,111
	Lamar Advertising Co. Class A	3,913,011	387,545
	CubeSmart	8,841,139	374,334
	Life Storage Inc.	3,300,873	317,082
	CoreSite Realty Corp.	1,935,188	235,106
	Rayonier Inc.	6,178,716	224,164
	QTS Realty Trust Inc. Class A	2,909,891	193,479
	PotlatchDeltic Corp.	3,026,082	179,628
*	EPR Properties	3,374,967	161,020
*	Outfront Media Inc.	6,533,085	159,211
	National Storage Affiliates Trust	3,133,719	142,396
	Uniti Group Inc.	10,527,206	120,010
	Four Corners Property Trust Inc.	3,323,655	95,954
	Safehold Inc.	600,280	42,446
[1]	GEO Group Inc.	5,490,680	30,254
	CatchMark Timber Trust Inc. Class A	2,201,550	25,604
			24,101,089
Total Equity Real Estate Investment Trusts (REITs) (Cost $56,048,311)			69,792,886
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,465,633	67,111
	RMR Group Inc. Class A	696,314	27,560
*	Five Point Holdings LLC Class A	2,346,455	16,848
*	Tejon Ranch Co.	1,004,590	15,893
			127,412
Real Estate Development (0.3%)
*	Howard Hughes Corp.	1,863,916	201,191
*	Forestar Group Inc.	761,408	19,294
			220,485
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	5,770,839	118,591
*	FRP Holdings Inc.	277,453	14,084
			132,675
Real Estate Services (3.3%)
*	CBRE Group Inc. Class A	15,183,294	1,293,617
*	Jones Lang LaSalle Inc.	2,323,887	436,682
*	Redfin Corp.	4,048,847	286,577
*	Realogy Holdings Corp.	5,221,380	90,225
*,1	eXp World Holdings Inc.	2,532,460	87,015
*	Cushman & Wakefield plc	5,011,700	85,199
	Newmark Group Inc. Class A	6,837,002	73,498
*	Marcus & Millichap Inc.	1,067,658	37,710
	RE/MAX Holdings Inc. Class A	839,412	30,831
*	Altisource Portfolio Solutions SA	251,875	1,587
			2,422,941
Total Real Estate Management & Development (Cost $2,180,925)			2,903,513

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6,7]	Vanguard Market Liquidity Fund (Cost $267,897)	0.068%	2,679,601	267,960
Total Investments (100.1%) (Cost $58,497,133)				72,964,359
Other Assets and Liabilities—Net (-0.1%)				(61,025)
Net Assets (100%)				72,903,334
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,147,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $86,994,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Crown Castle International Corp.	2/2/22	GSI	44,868	(0.115)	2,395	—
Digital Realty Trust Inc.	2/2/22	GSI	36,810	(0.115)	1,766	—
Equinix Inc.	2/2/22	GSI	17,971	(0.115)	47	—
Equity Residential	2/2/22	GSI	21,669	(0.115)	599	—
Redfin Corp.	2/2/22	GSI	24,119	(0.115)	654	—
Seritage Growth Properties Class A	2/2/22	GSI	7,176	(0.115)	—	(365)
Simon Property Group Inc.	2/2/22	GSI	45,828	(0.115)	2,871	—
					8,332	(365)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $7,421,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,695,830	—	569	72,696,399
Temporary Cash Investments	267,960	—	—	267,960
Total	72,963,790	—	569	72,964,359

Derivative Financial Instruments
Assets
Swap Contracts	—	8,332	—	8,332
Liabilities
Swap Contracts	—	365	—	365
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	353,714	NA2	NA2	—	(11)	14	—	267,960
Vanguard Real Estate II Index Fund	7,399,530	43,494	—	—	1,359,437	43,494	—	8,683,404
Total	7,753,244	43,494	—	—	1,359,426	43,508	—	8,951,364
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.